Retirement benefit plans - Obligations included in the balance sheet (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	€ (3,358)	€ (2,555)	€ (1,789)
Deficit/surplus	332	169	387
Liability included in the balance sheet	3,764	3,582	3,520	€ 2,693
Funded defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	3,690	2,724	2,175
Unfunded defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	€ 3,432	€ 3,412	€ 3,133